Recovery of Erroneously Awarded Compensation	12 Months Ended
Jun. 30, 2025
Restatement Determination Date:: 2025-06-30
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Incentive-Compensation Recoupment Policy (Clawback Policy)

The Compensation Committee of the Board of Directors adopted the Incentive-Compensation Recoupment Policy, which is designed to comply with Section 10D-1 of the Exchange Act and Rule 5608 of the Nasdaq Listing Rules. The policy requires the Company to recoup any erroneously awarded incentive-based compensation received by certain executives, including each named executive officer, in the event the Company is required to prepare an accounting restatement due to material noncompliance with any financial reporting requirement under the federal securities laws. The policy generally applies to all incentive-based compensation received by a covered executive during the three completed fiscal years immediately preceding the date that the Company is required to prepare a restatement after the policy’s effective date. A copy of this policy can be found as Exhibit 97 to our Annual Report on Form 10-K.